Advisor Managed Portfolios
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

August 18, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Advisor Managed Portfolios (the “Trust”)
File Nos.:	333-270997 and 811-23859

To the Commission:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to add a new series, Miller Income Fund (the “Fund”), is Post-Effective Amendment No. 7 and Amendment No. 10 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Fund is being registered in order to serve as the surviving fund in a “shell reorganization” with series of another registered investment company (the “Predecessor Fund”). The Trust expects to file a prospectus/information statement on Form N-14 in the near future to register shares of the Fund in connection with the reorganization. The Trust undertakes not to sell shares of the Fund, other than to an initial shareholder, until the Form N-14 for the Fund is effective and the related reorganizations are complete.
The Predecessor Fund does not intend to seek shareholder approval of the reorganizations. Neither the laws of the State of Delaware – the Predecessor Fund is a series of a Delaware statutory trust (“Predecessor Trust”) – nor the organizational documents pursuant to which the Predecessor Fund is governed and operate require shareholder approval of such a transaction. However, because the Predecessor Fund and the Fund could be deemed affiliated persons of each other as described above, the Fund will be relying on Rule 17a-8 under the 1940 Act. That rule requires participation in a transaction such as the reorganization to be approved by the vote of a majority of the outstanding voting securities (as provided in Section 2(a)(42) of the 1940 Act) of any “merging company” that is not a “surviving company,” unless certain conditions are satisfied. One of those conditions is that “Directors of the Merging Company who are not interested persons of the Merging Company and who were elected by its shareholders, will comprise a majority of the directors of the Surviving Company who are not interested persons of the Surviving Company” (“Board Composition Requirement”). The Trust confirms that it will satisfy the Board Composition Requirement, as well as the other conditions of Rule 17a-8 that allow for the parties to the Reorganization to proceed in reliance on Rule 17a-8 without obtaining shareholder approval.

The Board of Trustees of the Trust currently is comprised of four trustees: one trustee who is an interested person of the Trust and three trustees who are not interested persons of the Trust (“independent trustees”). Two independent trustees of the Trust (i) are also independent trustees of the Predecessor Trust, (ii) have been elected by shareholders of the Predecessor Trust, and (iii) comprise a majority of the independent trustees of the Trust. Therefore, the Trust respectfully submits that the Board

Composition Requirement will be satisfied in connection with the Reorganization because independent trustees of the Predecessor Trust who have been elected by shareholders of the Predecessor Trust will comprise a majority of the independent trustees of the Trust.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at 626-914-7372 or scott.resnick@usbank.com.

Sincerely,

/s/ Scott Resnick
Scott Resnick
Secretary
Advisor Managed Portfolios